PROFIT FROM ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2019
PROFIT FROM ASSOCIATES [Abstract]
Profit from Associates
	2019	2018	2017
EGS (in liquidation)	(80)	4,770	32
TGU	(664)	(68)	438
Link	(31,114)	23,306	32,821
Total	(31,858)	28,008	33,291